Note 3 - Liabilities Arising from Reverse Merger (Details)	12 Months Ended
Dec. 31, 2014
Note 3 - Liabilities Arising from Reverse Merger (Details) [Line Items]
Stock Issued During Period, Shares, Reverse Merger (in Shares)	2,138,617
Minimum [Member]
Note 3 - Liabilities Arising from Reverse Merger (Details) [Line Items]
Interest Rate, Accrual, Commercial and Tax Liens, Percent	8.00%
Maximum [Member]
Note 3 - Liabilities Arising from Reverse Merger (Details) [Line Items]
Interest Rate, Accrual, Commercial and Tax Liens, Percent	12.00%